UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2009

Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2009 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of five series: Dodge & Cox Stock Fund, Dodge & Cox Global Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 97.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 19.1%
CONSUMER DURABLES & APPAREL: 3.7%
Panasonic Corp. ADR(b) (Japan)	35,999,660	$397,076,250
Sony Corp. ADR(b) (Japan)	29,458,250	607,723,697

		1,004,799,947
MEDIA: 11.5%
Comcast Corp., Class A	94,412,832	1,287,791,028
DISH Network Corp., Class A(a)	6,045,670	67,167,394
Interpublic Group of Companies, Inc.(a)	20,429,193	84,168,275
Liberty Entertainment, Series A(a)	3,648,160	72,780,792
Liberty Global, Inc., Series A(a)	763,410	11,115,250
Liberty Global, Inc., Series C(a)	1,301,753	18,393,770
News Corp., Class A	95,752,326	633,880,398
Time Warner Cable, Inc.	10,302,042	255,490,647
Time Warner, Inc.	35,239,800	680,128,140

		3,110,915,694
RETAILING: 3.9%
CarMax, Inc.(a),(c)	11,812,400	146,946,256
Genuine Parts Co.	2,643,927	78,947,660
Home Depot, Inc.	23,116,700	544,629,452
Liberty Interactive, Series A(a)	36,160,600	104,865,740
Macy’s, Inc.	11,093,094	98,728,537
The Sherwin-Williams Co.	1,776,365	92,317,689

		1,066,435,334

		5,182,150,975
CONSUMER STAPLES: 2.7%
FOOD & STAPLES RETAILING: 2.7%
Wal-Mart Stores, Inc.	11,596,350	604,169,835
Walgreen Co.	5,014,375	130,173,175

		734,343,010
ENERGY: 11.2%
Baker Hughes, Inc.	15,061,494	430,005,654
Chevron Corp.	8,834,717	594,046,371
Occidental Petroleum Corp.	13,933,400	775,393,710
Royal Dutch Shell PLC ADR(b) (United Kingdom)	5,317,864	231,912,049
Schlumberger, Ltd.	24,574,712	998,224,801

		3,029,582,585

	SHARES	VALUE
FINANCIALS: 7.6%
BANKS: 3.0%
BB&T Corp.	2,245,898	$38,000,594
HSBC Holdings PLC ADR(b) (United Kingdom)	6,058,033	170,957,691
Wells Fargo & Co.	41,872,250	596,260,840

		805,219,125
DIVERSIFIED FINANCIALS: 2.9%
Capital One Financial Corp.(c)	26,304,011	321,961,095
Citigroup, Inc.	50,108,800	126,775,264
Credit Suisse Group AG ADR(b) (Switzerland)	4,205,300	128,219,597
Legg Mason, Inc.	4,358,600	69,301,740
SLM Corp.(a),(c)	26,195,782	129,669,121

		775,926,817
INSURANCE: 1.7%
AEGON NV(a),(b) (Netherlands)	26,882,488	103,228,754
American International Group, Inc.(a)	8,062,654	8,062,654
Genworth Financial, Inc., Class A(a)	6,909,800	13,128,620
Loews Corp.	3,910,100	86,413,210
The Travelers Companies, Inc.	6,514,650	264,755,376

		475,588,614

		2,056,734,556
HEALTH CARE: 27.2%
HEALTH CARE EQUIPMENT & SERVICES: 9.8%
Boston Scientific Corp.(a)	46,292,300	368,023,785
Cardinal Health, Inc.(c)	21,280,050	669,895,974
Covidien, Ltd.	5,628,750	187,099,650
Health Management Associates, Inc.(a),(c)	15,334,500	39,563,010
UnitedHealth Group, Inc.	25,800,200	539,998,186
WellPoint, Inc.(a)	22,565,654	856,817,882

		2,661,398,487

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 17.4%
Amgen, Inc.(a)	18,369,900	909,677,448
GlaxoSmithKline PLC ADR(b) (United Kingdom)	27,838,300	864,935,981
Merck & Co., Inc.	10,500,000	280,875,000
Novartis AG ADR(b) (Switzerland)	26,078,700	986,557,221
Pfizer, Inc.	30,824,404	419,828,383
Sanofi-Aventis ADR(b) (France)	22,396,600	625,537,038
Wyeth	14,868,600	639,944,544

		4,727,355,615

		7,388,754,102

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 6.2%
CAPITAL GOODS: 3.5%
Eaton Corp.	3,358,102	$123,779,640
General Electric Co.	61,227,575	619,010,783
Koninklijke Philips Electronics NV(b) (Netherlands)	2,509,100	37,310,317
Tyco International, Ltd.(b) (Switzerland)	8,631,425	168,830,673

		948,931,413

COMMERCIAL SERVICES & SUPPLIES: 0.9%
Pitney Bowes, Inc.	10,291,750	240,312,363

TRANSPORTATION: 1.8%
FedEx Corp.	11,147,400	495,947,826

		1,685,191,602
INFORMATION TECHNOLOGY: 19.8%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.2%
Maxim Integrated Products, Inc.(c)	24,360,200	321,798,242

SOFTWARE & SERVICES: 6.5%
Autodesk, Inc.(a)	1,878,700	31,580,947
BMC Software, Inc.(a)	8,556,040	282,349,320
Cadence Design Systems, Inc.(a),(c)	23,293,600	97,833,120
Citrix Systems, Inc.(a),(c)	12,433,422	281,492,674
Computer Sciences Corp.(a),(c)	12,462,172	459,106,417
Compuware Corp.(a),(c)	22,096,012	145,612,719
EBay, Inc.(a)	26,587,400	333,937,744
Synopsys, Inc.(a)	6,825,369	141,489,899

		1,773,402,840
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.1%
Hewlett-Packard Co.	43,075,608	1,381,003,992
Hitachi, Ltd. ADR(a),(b) (Japan)	7,409,800	203,399,010
Kyocera Corp. ADR(b) (Japan)	2,452,084	164,191,545
Molex, Inc.	2,550,100	35,038,374
Molex, Inc., Class A	8,727,930	110,321,035
Motorola, Inc.(a),(c)	155,139,211	656,238,863
Sun Microsystems, Inc.(a)	11,916,019	87,225,259
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	19,778,200	160,005,638
Tyco Electronics, Ltd.	20,299,925	224,111,172
Xerox Corp.(c)	57,778,300	262,891,265

		3,284,426,153

		5,379,627,235
MATERIALS: 1.5%
Cemex SAB de CV ADR(b) (Mexico)	13,132,572	82,078,575
Domtar Corp.(a)	16,447,023	15,624,672
Dow Chemical Co.	29,260,445	246,665,551
Vulcan Materials Co.	1,655,048	73,302,076

		417,670,874
TELECOMMUNICATION SERVICES: 1.9%
Sprint Nextel Corp.(a),(c)	139,849,239	499,261,783

TOTAL COMMON STOCKS (Cost $44,355,356,768)		$26,373,316,722

SHORT-TERM INVESTMENTS: 2.4%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$80,525,264	$80,525,264

REPURCHASE AGREEMENT: 2.1%
Fixed Income Clearing Corporation(d) 0.14%, 4/1/09, maturity value $567,331,206	567,329,000	567,329,000

TOTAL SHORT-TERM INVESTMENTS (Cost $647,854,264)		$647,854,264

TOTAL INVESTMENTS (Cost $45,003,211,032)	99.6%	$27,021,170,986
OTHER ASSETS LESS LIABILITIES	0.4%	121,240,582

NET ASSETS	100.0%	$27,142,411,568

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Fannie Mae 0.00%-7.25%, 11/16/09-1/15/10; Federal Home Loan Bank 0.92%, 1/15/10; and Freddie Mac, 0.00%, 12/31/09. Total collateral value is $578,680,325.

ADR: American Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$26,453,841,986
Level 2: Other Significant Observable Inputs	567,329,000
Level 3: Significant Unobservable Inputs	—

Total	$27,021,170,986

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was $45,075,678,654. Net unrealized depreciation aggregated $18,054,507,668, of which $1,786,742,068 represented appreciated securities and $19,841,249,736 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2009. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Cadence Design Systems, Inc.	23,293,600	—	—	23,293,600	$—	(b)	$97,833,120
Capital One Financial Corp.	26,304,011	—	—	26,304,011	9,864,004		321,961,095
Cardinal Health, Inc.	21,868,375	—	(588,325)	21,280,050	2,979,207		669,895,974
CarMax, Inc.	11,812,400	—	—	11,812,400	—	(b)	146,946,256
Citrix Systems, Inc.	12,014,741	418,681	—	12,433,422	—	(b)	281,492,674
Computer Sciences Corp.	13,462,172	—	(1,000,000)	12,462,172	—	(b)	459,106,417
Compuware Corp.	22,096,012	—	—	22,096,012	—	(b)	145,612,719
Health Management Associates, Inc.	15,334,500	—	—	15,334,500	—	(b)	39,563,010
Maxim Integrated Products, Inc.	24,360,200	—	—	24,360,200	4,872,040		321,798,242
Motorola, Inc.	155,139,211	—	—	155,139,211	—	(b)	656,238,863
SLM Corp.	26,195,782	—	—	26,195,782	—	(b)	129,669,121
Sprint Nextel Corp.	109,849,239	30,000,000		139,849,239	—	(b)	499,261,783
Xerox Corp.	57,778,300	—	—	57,778,300	2,455,578		262,891,265

					$20,170,829		$4,032,270,539

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX GLOBAL STOCK FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 94.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 12.9%
AUTOMOBILES & COMPONENTS: 1.3%
Bayerische Motoren Werke AG (Germany)	73,300	$2,122,049
Honda Motor Co., Ltd. ADR (Japan)	49,300	1,168,410
Yamaha Motor Co., Ltd. (Japan)	211,400	1,868,718

		5,159,177
CONSUMER DURABLES & APPAREL: 2.9%
Panasonic Corp. (Japan)	422,000	4,557,438
Sony Corp. (Japan)	335,600	6,774,044

		11,331,482
MEDIA: 7.9%
Comcast Corp., Class A (United States)	553,300	7,547,012
Grupo Televisa SA ADR (Mexico)	190,500	2,598,420
Naspers, Ltd. (South Africa)	434,100	7,332,383
News Corp., Class A (United States)	657,100	4,350,002
Television Broadcasts, Ltd. (Hong Kong)	366,700	1,170,984
Time Warner Cable, Inc. (United States)	75,671	1,876,644
Time Warner, Inc. (United States)	301,467	5,818,307

		30,693,752
RETAILING: 0.8%
Liberty Interactive, Series A(a) (United States)	568,800	1,649,520
Macy’s, Inc. (United States)	137,800	1,226,420

		2,875,940

		50,060,351
CONSUMER STAPLES: 2.3%
FOOD & STAPLES RETAILING: 0.8%
Tesco PLC (United Kingdom)	423,800	2,027,370
Wal-Mart Stores, Inc. (United States)	22,500	1,172,250

		3,199,620
FOOD, BEVERAGE & TOBACCO: 1.5%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	951,700	5,895,360

		9,094,980
ENERGY: 11.0%
Baker Hughes, Inc. (United States)	167,987	4,796,029
Chevron Corp. (United States)	61,100	4,108,364
OAO Lukoil ADR (Russia)	163,100	6,116,250
Occidental Petroleum Corp. (United States)	118,900	6,616,785
Royal Dutch Shell PLC ADR (United Kingdom)	144,400	6,396,920
Schlumberger, Ltd. (United States)	289,100	11,743,242
Total SA (France)	64,000	3,182,263

		42,959,853

	SHARES	VALUE
FINANCIALS: 16.9%
BANKS: 7.9%
HSBC Holdings PLC (United Kingdom)	980,601	$5,557,710
ICICI Bank, Ltd. ADR (India)	172,400	2,291,196
Kasikornbank PCL Foreign (Thailand)	1,641,100	2,093,889
Royal Bank of Scotland Group PLC(a) (United Kingdom)	5,896,684	2,072,910
Royal Bank of Scotland Group PLC Rights(a),(c) (United Kingdom)	2,527,150	—
Standard Bank Group, Ltd. (South Africa)	531,700	4,462,407
Standard Chartered PLC (United Kingdom)	410,255	5,100,689
Unicredit SPA (Italy)	3,322,600	5,482,693
Wells Fargo & Co. (United States)	240,273	3,421,488

		30,482,982
DIVERSIFIED FINANCIALS: 4.8%
Capital One Financial Corp. (United States)	299,600	3,667,104
Citigroup, Inc. (United States)	193,000	488,290
Credit Suisse Group AG (Switzerland)	295,100	8,985,475
Haci Omer Sabanci Holding AS (Turkey)	1,061,800	1,826,340
Legg Mason, Inc. (United States)	233,700	3,715,830

		18,683,039
INSURANCE: 3.1%
AEGON NV(a) (Netherlands)	1,278,374	4,966,261
American International Group, Inc.(a) (United States)	38,600	38,600
Swiss Reinsurance Co. (Switzerland)	328,400	5,377,648
Tokio Marine Holdings, Inc. (Japan)	71,300	1,725,145

		12,107,654
REAL ESTATE: 1.1%
Hang Lung Group, Ltd. (Hong Kong)	1,127,500	3,462,248
Hang Lung Properties, Ltd. (Hong Kong)	381,700	901,235

		4,363,483

		65,637,158
HEALTH CARE: 15.4%
HEALTH CARE EQUIPMENT & SERVICES: 3.8%
Covidien, Ltd. (United States)	130,700	4,344,468
UnitedHealth Group, Inc. (United States)	171,400	3,587,402
WellPoint, Inc.(a) (United States)	178,100	6,762,457

		14,694,327

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.6%
Amgen, Inc.(a) (United States)	139,900	6,927,848
Bayer AG (Germany)	92,000	4,400,323
GlaxoSmithKline PLC ADR (United Kingdom)	234,900	7,298,343
Merck & Co., Inc. (United States)	116,700	3,121,725
Novartis AG ADR (Switzerland)	259,800	9,828,234
Sanofi-Aventis (France)	110,100	6,199,298
Wyeth (United States)	171,500	7,381,360

		45,157,131

		59,851,458

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
INDUSTRIALS: 8.9%
CAPITAL GOODS: 7.6%
General Electric Co. (United States)	671,600	$6,789,876
Koninklijke Philips Electronics NV (Netherlands)	303,700	4,470,734
Mitsubishi Electric Corp.(a) (Japan)	764,000	3,403,788
Schneider Electric SA (France)	120,800	8,042,398
Tyco International, Ltd. (Switzerland)	293,500	5,740,860
Wienerberger AG(a) (Austria)	161,200	1,270,030

		29,717,686
TRANSPORTATION: 1.3%
FedEx Corp. (United States)	109,400	4,867,206

		34,584,892
INFORMATION TECHNOLOGY: 14.3%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.9%
Infineon Technologies AG(a) (Germany)	590,200	682,201
Maxim Integrated Products, Inc. (United States)	200,000	2,642,000

		3,324,201
SOFTWARE & SERVICES: 3.5%
Cadence Design Systems, Inc.(a) (United States)	670,000	2,814,000
Computer Sciences Corp.(a) (United States)	63,500	2,339,340
Compuware Corp.(a) (United States)	171,400	1,129,526
EBay, Inc.(a) (United States)	395,700	4,969,992
Synopsys, Inc.(a) (United States)	118,900	2,464,797

		13,717,655
TECHNOLOGY, HARDWARE & EQUIPMENT: 9.9%
Alcatel-Lucent(a) (France)	2,234,400	4,209,509
Hewlett-Packard Co. (United States)	352,000	11,285,120
Kyocera Corp. (Japan)	53,400	3,495,802
Motorola, Inc.(a) (United States)	821,200	3,473,676
Nokia Oyj (Finland)	515,800	6,085,392
Telefonaktiebolaget LM Ericsson (Sweden)	280,000	2,299,438
Tyco Electronics, Ltd. (United States)	398,800	4,402,752
Xerox Corp. (United States)	694,200	3,158,610

		38,410,299

		55,452,155
MATERIALS: 8.4%
Akzo Nobel NV (Netherlands)	140,000	5,300,184
Arkema (France)	280,916	4,441,377
Cemex SAB de CV ADR (Mexico)	717,878	4,486,737
Domtar Corp.(a) (United States)	4,517,049	4,291,197
Dow Chemical Co. (United States)	173,500	1,462,605
Lafarge SA (France)	115,800	5,214,040
Norsk Hydro ASA(a) (Norway)	1,763,300	6,664,656
Siam Cement PCL NVDR (Thailand)	356,300	989,583

		32,850,379

	SHARES	VALUE
TELECOMMUNICATION SERVICES: 4.1%
PT Telekomunik Indonesia ADR (Indonesia)	145,300	$3,734,210
Sprint Nextel Corp.(a) (United States)	1,804,400	6,441,708
Telefonica SA ADR (Spain)	94,000	5,604,280

		15,780,198
TOTAL COMMON STOCKS (Cost $592,866,141)		$366,271,424

PREFERRED STOCKS: 2.9%
CONSUMER DISCRETIONARY: 2.0%
MEDIA: 1.1%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	572,700	4,152,075

RETAILING: 0.9%
Ultrapar Participacoes SA ADR (Brazil)	155,800	3,670,648

		7,822,723
ENERGY: 0.9%
Petroleo Brasileiro SA ADR (Brazil)	134,800	3,302,600

TOTAL PREFERRED STOCKS (Cost $11,450,788)		$11,125,323

SHORT-TERM INVESTMENTS: 4.5%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$1,137,830	1,137,830

REPURCHASE AGREEMENT: 4.2%
Fixed Income Clearing Corporation(b) 0.14%, 4/1/09, maturity value $16,300,063	16,300,000	16,300,000

TOTAL SHORT-TERM INVESTMENTS (Cost $17,437,830)		$17,437,830

TOTAL INVESTMENTS (Cost $621,754,759)	101.6%	$394,834,577
OTHER ASSETS LESS LIABILITIES	(1.6%)	(6,064,386)

NET ASSETS	100.0%	$388,770,191

(a)	Non-income producing
(b)	Repurchase agreement is collateralized by Fannie Mae 4.50%, 4/29/13; Federal Home Loan Bank 0.00%, 11/17/09; and Freddie Mac 4.27%-7.00%, 3/15/10-11/23/35. Total collateral value is $16,627,306.
(c)	Valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.

ADR: American Depositary Receipt

NVDR: Non Voting Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$378,534,577
Level 2: Other Significant Observable Inputs	16,300,000
Level 3: Significant Unobservable Inputs	—

Total	$394,834,577

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was $625,893,534. Net unrealized depreciation aggregated $231,058,957, of which $7,255,433 represented appreciated securities and $238,314,390 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INTERNATIONAL STOCK FUND
PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 93.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 16.9%
AUTOMOBILES & COMPONENTS: 4.1%
Bayerische Motoren Werke AG (Germany)	6,221,100	$180,102,049
Honda Motor Co., Ltd. ADR (Japan)	13,028,400	308,773,080
NGK Spark Plug Co., Ltd.(a),(b) (Japan)	17,500,000	147,269,788
Yamaha Motor Co., Ltd.(b) (Japan)	23,980,000	211,976,562

		848,121,479
CONSUMER DURABLES & APPAREL: 4.3%
Consorcio Ara SAB de CV(b) (Mexico)	113,420,000	29,706,191
Corporacion Geo SAB de CV, Series B(a),(b) (Mexico)	47,605,400	48,059,105
LG Electronics, Inc. (South Korea)	832,615	55,016,093
Panasonic Corp. (Japan)	29,743,072	321,213,760
Sony Corp. (Japan)	21,337,600	430,696,821

		884,691,970
CONSUMER SERVICES: 0.7%
Accor SA (France)	4,500,000	156,731,617

MEDIA: 7.2%
Grupo Televisa SA ADR,(b) (Mexico)	31,930,592	435,533,275
Liberty Global, Inc., Series A(a) (United States)	2,701,805	39,338,281
Liberty Global, Inc., Series C(a) (United States)	3,534,971	49,949,140
Naspers, Ltd.(b) (South Africa)	36,140,895	610,455,867
News Corp., Class A (United States)	41,644,892	275,689,185
Television Broadcasts, Ltd.(b) (Hong Kong)	27,299,300	87,174,886

		1,498,140,634
RETAILING: 0.6%
Belle International Holdings, Ltd. (Hong Kong)	91,406,000	46,583,968
Li & Fung, Ltd. (Hong Kong)	34,746,000	81,949,382

		128,533,350

		3,516,219,050
CONSUMER STAPLES: 1.5%
FOOD, BEVERAGE & TOBACCO: 1.4%
Anadolu Efes Biracilik ve Malt Sanayii AS(b) (Turkey)	29,106,443	180,301,526
Tiger Brands, Ltd. (South Africa)	7,072,043	101,043,051

		281,344,577
HOUSEHOLD & PERSONAL PRODUCTS: 0.1%
Aderans Holdings Co., Ltd.(b) (Japan)	3,602,700	25,841,461

		307,186,038

	SHARES	VALUE
ENERGY: 9.1%
OAO Lukoil ADR (Russia)	11,226,500	$420,993,750
Royal Dutch Shell PLC ADR (United Kingdom)	9,518,400	421,665,120
Schlumberger, Ltd. (United States)	12,750,396	517,921,086
StatoilHydro ASA ADR (Norway)	5,159,989	89,990,208
Total SA (France)	8,682,000	431,693,819

		1,882,263,983
FINANCIALS: 21.4%
BANKS: 13.7%
Bangkok Bank PCL Foreign (Thailand)	38,571,900	81,570,351
Bangkok Bank PCL NVDR (Thailand)	5,075,000	10,660,863
Grupo Financiero Banorte SAB de CV (Mexico)	54,228,000	71,933,930
HSBC Holdings PLC (United Kingdom)	77,997,255	442,061,703
ICICI Bank, Ltd. (India)	15,195,668	99,976,623
ICICI Bank, Ltd. ADR (India)	4,300,000	57,147,000
Kasikornbank PCL Foreign (Thailand)	108,446,527	138,367,555
Mitsubishi UFJ Financial Group (Japan)	27,799,900	133,684,421
Royal Bank of Scotland Group PLC(a) (United Kingdom)	344,885,647	121,240,490
Royal Bank of Scotland Group PLC Rights(a),(d) (United Kingdom)	147,808,134	—
Standard Bank Group, Ltd. (South Africa)	67,836,397	569,331,598
Standard Chartered PLC (United Kingdom)	36,811,923	457,681,704
The Bank of Yokohama, Ltd.(b) (Japan)	48,831,000	206,206,577
Unicredit SPA (Italy)	188,900,800	311,709,209
Yapi ve Kredi Bankasi AS(a) (Turkey)	143,779,068	147,864,806

		2,849,436,830
DIVERSIFIED FINANCIALS: 3.3%
Credit Suisse Group AG (Switzerland)	17,963,000	546,953,861
Haci Omer Sabanci Holding AS (Turkey)	83,832,024	144,194,610

		691,148,471
INSURANCE: 2.7%
AEGON NV(a) (Netherlands)	42,517,075	165,171,452
American International Group, Inc.(a) (United States)	4,184,831	4,184,831
Swiss Life Holding (Switzerland)	1,520,000	104,889,748
Swiss Reinsurance Co. (Switzerland)	12,091,868	198,007,924
Tokio Marine Holdings, Inc. (Japan)	3,401,500	82,301,283

		554,555,238
REAL ESTATE: 1.7%
Hang Lung Group, Ltd. (Hong Kong)	51,796,500	159,053,067
Hang Lung Properties, Ltd. (Hong Kong)	76,679,000	181,047,364

		340,100,431

		4,435,240,970

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
HEALTH CARE: 11.9%
HEALTH CARE EQUIPMENT & SERVICES: 0.8%
Mediceo Paltac Holdings Co., Ltd.(b) (Japan)	14,957,900	$158,819,547

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 11.1%
Adcock Ingram Holdings, Ltd.(a) (South Africa)	7,047,217	26,782,773
Bayer AG (Germany)	9,417,000	450,411,335
GlaxoSmithKline PLC ADR (United Kingdom)	16,331,600	507,422,812
Novartis AG ADR (Switzerland)	20,970,000	793,295,100
Sanofi-Aventis (France)	9,405,500	529,586,712

		2,307,498,732

		2,466,318,279
INDUSTRIALS: 8.1%
CAPITAL GOODS: 7.4%
Koninklijke Philips Electronics NV (Netherlands)	21,185,000	311,862,006
Mitsubishi Electric Corp.(a) (Japan)	43,250,000	192,688,286
Nexans SA (France)	932,619	35,412,837
Schneider Electric SA (France)	8,519,833	567,217,635
Toto, Ltd.(b) (Japan)	24,876,000	123,644,916
Volvo AB (Sweden)	42,607,200	226,529,265
Wienerberger AG(a),(b) (Austria)	9,167,876	72,230,008

		1,529,584,953
COMMERCIAL SERVICES & SUPPLIES: 0.1%
Experian PLC (United Kingdom)	3,674,712	23,028,344

TRANSPORTATION: 0.6%
TNT NV (Netherlands)	8,034,410	137,487,778

		1,690,101,075
INFORMATION TECHNOLOGY: 12.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.6%
Chartered Semiconductor Manufacturing, Ltd.(a),(b) (Singapore)	200,000,000	17,752,063
Chartered Semiconductor Manufacturing, Ltd. Rights(a) (Singapore)	540,000,000	15,976,857
Infineon Technologies AG(a),(b) (Germany)	84,902,800	98,137,616

		131,866,536

	SHARES	VALUE
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.3%
Alcatel-Lucent(a) (France)	94,519,072	$178,069,656
Brother Industries, Ltd.(b) (Japan)	23,101,000	168,732,869
Fujifilm Holdings Corp. (Japan)	22,236,100	477,362,353
Fujitsu, Ltd. (Japan)	41,981,000	154,801,889
Hitachi, Ltd.(a) (Japan)	26,658,000	71,637,399
Kyocera Corp. (Japan)	7,788,800	509,889,620
Motorola, Inc.(a) (United States)	26,141,458	110,578,367
Murata Manufacturing Co., Ltd. (Japan)	3,951,000	150,879,224
Nokia Oyj (Finland)	41,092,500	484,807,991
Telefonaktiebolaget LM Ericsson (Sweden)	28,943,000	237,687,970

		2,544,447,338

		2,676,313,874
MATERIALS: 7.8%
Akzo Nobel NV (Netherlands)	4,876,290	184,608,812
Arkema(b) (France)	6,626,740	104,771,010
BHP Billiton PLC (United Kingdom)	12,106,000	240,578,560
Cemex SAB de CV ADR (Mexico)	31,832,579	198,953,619
Lafarge SA(b) (France)	9,270,225	417,403,497
Lanxess AG(b) (Germany)	8,912,359	151,919,516
Makhteshim-Agan Industries, Ltd. (Israel)	13,288,840	55,681,169
Norsk Hydro ASA(a) (Norway)	32,634,600	123,347,347
Norsk Hydro ASA ADR(a) (Norway)	21,990,500	81,144,945
Siam Cement PCL Foreign (Thailand)	9,703,500	26,813,563
Siam Cement PCL NVDR (Thailand)	9,000,000	24,996,475

		1,610,218,513
TELECOMMUNICATION SERVICES: 3.9%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	20,575,685	32,183,794
PT Telekomunik Indonesia ADR (Indonesia)	10,003,047	257,078,308
Telefonica SA ADR (Spain)	8,642,400	515,259,888

		804,521,990
TOTAL COMMON STOCKS (Cost $38,053,502,727)		$19,388,383,772

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

PREFERRED STOCKS: 2.9%

	PAR VALUE	VALUE
CONSUMER DISCRETIONARY: 1.4%
MEDIA: 0.7%
Net Servicos de Comunicacao SA ADR(a) (Brazil)	$21,457,988	$155,570,413

RETAILING: 0.7%
Ultrapar Participacoes SA ADR (Brazil)	5,959,932	140,415,998

		295,986,411
CONSUMER STAPLES: 0.1%
FOOD & STAPLES RETAILING: 0.1%
Sadia SA ADR (Brazil)	3,000,592	12,362,439

ENERGY: 1.4%
Petroleo Brasileiro SA ADR (Brazil)	12,191,800	298,699,100

TOTAL PREFERRED STOCKS (Cost $486,446,108)		$607,047,950

SHORT-TERM INVESTMENTS: 3.1%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$60,944,017	$60,944,017

REPURCHASE AGREEMENT: 2.8%
Fixed Income Clearing Corporation(c) 0.14%, 4/1/09, maturity value $582,222,264	582,220,000	582,220,000

TOTAL SHORT-TERM INVESTMENTS (Cost $643,164,017)		$643,164,017

TOTAL INVESTMENTS (Cost $39,183,112,852)	99.5%	$20,638,595,739
OTHER ASSETS LESS LIABILITIES	0.5%	109,764,335

NET ASSETS	100.0%	$20,748,360,074

(a)	Non-income producing
(b)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(c)	Repurchase agreement is collateralized by Federal Home Loan Bank 0.00%-1.62%, 11/17/09-12/30/09; and Freddie Mac, 0.00%, 12/31/09. Total collateral value is $593,872,819.
(d)	Valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees.

ADR: American Depositary Receipt

NVDR: Non Voting Depositary Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at market, using the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$20,056,375,739
Level 2: Other Significant Observable Inputs	582,220,000
Level 3: Significant Unobservable Inputs	—

Total	$20,638,595,739

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was $39,270,511,468. Net unrealized depreciation aggregated $18,631,915,729, of which $404,267,891 represented appreciated securities and $19,036,183,620 represented depreciated securities.

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2009. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Holdings Co., Ltd. (Japan)	4,037,000	—	(434,300)	3,602,700	$578,070		$25,841,461
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	29,464,582	—	(358,139)	29,106,443	—		180,301,526
Arkema (France)	6,626,740	—	—	6,626,740	—		104,771,010
Brother Industries, Ltd. (Japan)	23,601,000	—	(500,000)	23,101,000	2,617,730		168,732,869
Chartered Semiconductor Manufacturing, Ltd. (Singapore)	200,000,000	—	—	200,000,000	—	(b)	17,752,063
Consorcio Ara SAB de CV (Mexico)	113,420,000	—	—	113,420,000	—		29,706,191
Corporacion Geo SAB de CV, Series B (Mexico)	47,605,400	—	—	47,605,400	—	(b)	48,059,105
Grupo Televisa SA (Mexico)	32,779,396	—	(848,804)	31,930,592	—		435,533,275
Infineon Technologies AG (Germany)	84,902,800	—	—	84,902,800	—	(b)	98,137,616
Lafarge SA (France)	9,120,225	150,000	—	9,270,225	—		417,403,497
Lanxess AG (Germany)	8,912,359	—	—	8,912,359	—		151,919,516
Mediceo Paltac Holdings Co., Ltd. (Japan)	19,438,000	—	(4,480,100)	14,957,900	1,002,798		158,819,547
Naspers, Ltd. (South Africa)	37,040,895	—	(900,000)	36,140,895	—		610,455,867
NGK Spark Plug Co., Ltd. (Japan)	17,500,000	—	—	17,500,000	—	(b)	147,269,788
Television Broadcasts, Ltd. (Hong Kong)	27,299,300	—	—	27,299,300	—		87,174,886
The Bank of Yokohama, Ltd. (Japan)	70,029,000	—	(21,198,000)	48,831,000	2,476,301		—	(c)
Thomson (France)	25,015,792	—	(25,015,792)	—	—		—
Toto, Ltd. (Japan)	28,511,000	—	(3,635,000)	24,876,000	1,182,130		123,644,916
Wienerberger AG (Austria)	9,397,376	—	(229,500)	9,167,876	—	(b)	72,230,008
Yamaha Motor Co., Ltd. (Japan)	23,253,000	1,000,000	(273,000)	23,980,000	—		211,976,562

					$7,857,029		$3,089,729,703

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX BALANCED FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS: 66.3%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 13.4%
CONSUMER DURABLES & APPAREL: 2.5%
Panasonic Corp. ADR(b) (Japan)	11,134,728	$122,816,050
Sony Corp. ADR(b) (Japan)	9,044,700	186,592,161

		309,408,211
MEDIA: 8.1%
Comcast Corp., Class A	30,881,074	421,217,849
DISH Network Corp., Class A(a)	1,806,165	20,066,493
Interpublic Group of Companies, Inc.(a)	7,484,200	30,834,904
Liberty Entertainment, Series A(a)	1,958,579	39,073,651
Liberty Global, Inc., Series A(a)	264,621	3,852,882
Liberty Global, Inc., Series C(a)	391,368	5,530,030
News Corp., Class A	29,484,800	195,189,376
Time Warner Cable, Inc.	3,197,614	79,300,839
Time Warner, Inc.	10,864,167	209,678,417

		1,004,744,441
RETAILING: 2.8%
CarMax, Inc.(a)	3,800,000	47,272,000
Genuine Parts Co.	814,458	24,319,716
Home Depot, Inc.	7,302,200	172,039,832
Liberty Interactive, Series A(a)	10,852,250	31,471,525
Macy’s, Inc.	3,944,266	35,103,967
The Sherwin-Williams Co.	798,100	41,477,257

		351,684,297

		1,665,836,949
CONSUMER STAPLES: 1.9%
FOOD & STAPLES RETAILING: 1.9%
Wal-Mart Stores, Inc.	3,605,000	187,820,500
Walgreen Co.	1,730,199	44,915,966

		232,736,466
ENERGY: 7.3%
Baker Hughes, Inc.	4,474,510	127,747,261
Chevron Corp.	2,567,679	172,650,736
Occidental Petroleum Corp.	4,217,700	234,715,005
Royal Dutch Shell PLC ADR(b) (United Kingdom)	2,550,127	111,211,038
Schlumberger, Ltd.	6,325,421	256,938,601

		903,262,641
FINANCIALS: 5.3%
BANKS: 2.1%
BB&T Corp.	822,238	13,912,267
HSBC Holdings PLC ADR(b) (United Kingdom)	2,236,007	63,100,118
Wells Fargo & Co.	13,359,106	190,233,669

		267,246,054

	SHARES	VALUE
DIVERSIFIED FINANCIALS: 2.0%
Capital One Financial Corp.	8,552,059	$104,677,202
Citigroup, Inc.	14,924,800	37,759,744
Credit Suisse Group AG ADR(b) (Switzerland)	1,500,300	45,744,147
Legg Mason, Inc.	1,350,300	21,469,770
SLM Corp.(a)	8,096,000	40,075,200

		249,726,063
INSURANCE: 1.2%
AEGON NV(a),(b) (Netherlands)	8,172,900	31,383,936
American International Group, Inc.(a)	2,449,752	2,449,752
Genworth Financial, Inc., Class A(a)	1,949,000	3,703,100
Loews Corp.	1,283,108	28,356,687
The Travelers Companies, Inc.	1,990,219	80,882,500

		146,775,975

		663,748,092
HEALTH CARE: 18.8%
HEALTH CARE EQUIPMENT & SERVICES: 6.8%
Boston Scientific Corp.(a)	14,777,700	117,482,715
Cardinal Health, Inc.	6,593,300	207,557,084
Covidien, Ltd.	2,103,200	69,910,368
Health Management Associates, Inc.(a)	3,901,200	10,065,096
UnitedHealth Group, Inc.	7,798,800	163,228,884
WellPoint, Inc.(a)	7,274,100	276,197,577

		844,441,724
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES: 12.0%
Amgen, Inc.(a)	5,921,600	293,237,632
GlaxoSmithKline PLC ADR(b) (United Kingdom)	8,300,500	257,896,535
Merck & Co., Inc.	3,100,000	82,925,000
Novartis AG ADR(b) (Switzerland)	8,218,300	310,898,289
Pfizer, Inc.	11,433,979	155,730,794
Sanofi-Aventis ADR(b) (France)	6,885,900	192,323,187
Wyeth	4,772,800	205,421,312

		1,498,432,749

		2,342,874,473
INDUSTRIALS: 4.1%
CAPITAL GOODS: 2.2%
Eaton Corp.	1,103,200	40,663,952
General Electric Co.	17,749,700	179,449,467
Koninklijke Philips Electronics NV(b) (Netherlands)	650,600	9,674,422
Tyco International, Ltd.(b) (Switzerland)	2,472,100	48,354,276

		278,142,117
COMMERCIAL SERVICES & SUPPLIES: 0.6%
Pitney Bowes, Inc.	3,144,550	73,425,243

TRANSPORTATION: 1.3%
FedEx Corp.	3,491,150	155,321,263

		506,888,623

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 13.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 0.7%
Maxim Integrated Products, Inc.	7,042,000	$93,024,820

SOFTWARE & SERVICES: 4.5%
Autodesk, Inc.(a)	518,943	8,723,432
BMC Software, Inc.(a)	2,520,560	83,178,480
Cadence Design Systems, Inc.(a)	9,739,500	40,905,900
Citrix Systems, Inc.(a)	2,642,610	59,828,690
Computer Sciences Corp.(a)	4,337,500	159,793,500
Compuware Corp.(a)	6,949,488	45,797,126
EBay, Inc.(a)	7,569,200	95,069,152
Synopsys, Inc.(a)	2,989,500	61,972,335

		555,268,615
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.2%
Hewlett-Packard Co.	14,260,912	457,204,839
Hitachi, Ltd. ADR(a),(b) (Japan)	2,220,245	60,945,725
Kyocera Corp. ADR(b) (Japan)	775,400	51,920,784
Molex, Inc.	800,000	10,992,000
Molex, Inc., Class A	2,527,928	31,953,010
Motorola, Inc.(a)	47,509,600	200,965,608
Sun Microsystems, Inc.(a)	4,642,895	33,985,991
Telefonaktiebolaget LM Ericsson ADR(b) (Sweden)	2,412,300	19,515,507
Tyco Electronics, Ltd.	5,797,900	64,008,816
Xerox Corp.	18,721,050	85,180,778

		1,016,673,058

		1,664,966,493
MATERIALS: 0.9%
Cemex SAB de CV ADR(b) (Mexico)	3,763,542	23,522,138
Domtar Corp.(a)	6,601,100	6,271,045
Dow Chemical Co.	8,960,259	75,534,983
Vulcan Materials Co.	291,356	12,904,157

		118,232,323
TELECOMMUNICATION SERVICES: 1.2%
Sprint Nextel Corp.(a)	43,567,200	155,534,904

TOTAL COMMON STOCKS (Cost $13,484,808,533)		$8,254,080,964

PREFERRED STOCKS: 0.1%
FINANCIALS: 0.1%
DIVERSIFIED FINANCIALS: 0.1%
Preferred Blocker, Inc. (a subsidiary of GMAC, LLC)(d)	81,808	$16,287,466

TOTAL PREFERRED STOCKS (Cost $16,361,600)		$16,287,466

FIXED INCOME SECURITIES: 30.2%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 1.7%
GOVERNMENT RELATED: 1.7%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	$1,982,529	$2,071,783
Small Business Administration – 504 Program
Series 96-20L, 6.70%, 12/1/16	1,432,159	1,535,871
Series 97-20F, 7.20%, 6/1/17	2,091,807	2,262,024
Series 97-20I, 6.90%, 9/1/17	2,643,318	2,854,865
Series 98-20D, 6.15%, 4/1/18	3,618,805	3,845,872
Series 98-20I, 6.00%, 9/1/18	2,005,879	2,130,480
Series 99-20F, 6.80%, 6/1/19	3,008,278	3,232,213
Series 00-20D, 7.47%, 4/1/20	8,233,564	8,987,836
Series 00-20E, 8.03%, 5/1/20	3,565,697	3,978,608
Series 00-20G, 7.39%, 7/1/20	4,355,106	4,787,947
Series 00-20I, 7.21%, 9/1/20	3,070,085	3,362,043
Series 01-20E, 6.34%, 5/1/21	8,295,204	8,965,799
Series 01-20G, 6.625%, 7/1/21	7,225,762	7,876,370
Series 03-20J, 4.92%, 10/1/23	16,314,617	17,272,114
Series 05-20K, 5.36%, 11/1/25	30,183,287	32,632,480
Series 06-20D, 5.64%, 4/1/26	42,098,207	46,439,723
Series 06-20F, 5.82%, 6/1/26	46,638,884	50,691,748
Series 07-20F, 5.71%, 6/1/27	11,117,489	12,211,089

		215,138,865
MORTGAGE-RELATED SECURITIES: 10.7%
FEDERAL AGENCY CMO & REMIC: 3.0%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.214%, 2/15/25	1,007,425	1,070,389
Trust 1995-2C 3A, 8.793%, 6/15/25	452,766	498,489
Fannie Mae
Trust 2001-T5 A3, 7.50%, 6/19/30	1,285,833	1,358,563
Trust 2002-33 A1, 7.00%, 6/25/32	4,008,538	4,294,147
Series 2002-86, 6.00%, 8/25/32	22,035,998	23,050,985
Trust 2005-W4 1A2, 6.50%, 8/25/35	25,417,664	26,386,712
Trust 2001-T7 A1, 7.50%, 2/25/41	3,888,220	4,108,150
Trust 2001-T8 A1, 7.50%, 7/25/41	4,096,763	4,389,940
Trust 2001-T4 A1, 7.50%, 7/25/41	3,437,597	3,683,602
Trust 2001-W3 A, 7.00%, 9/25/41	3,306,566	3,542,158
Trust 2001-T10 A2, 7.50%, 12/25/41	4,156,262	4,453,696
Trust 2002-W6 2A1, 7.00%, 6/25/42	3,913,083	4,191,890
Trust 2002-W8 A2, 7.00%, 6/25/42	4,527,474	4,748,188
Trust 2003-W2 1A1, 6.50%, 7/25/42	8,376,721	8,696,084
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,368,142	3,532,338
Trust 2003-W4 4A, 7.50%, 10/25/42	4,954,409	5,308,961
Trust 2004-T1 1A2, 6.50%, 1/25/44	8,075,050	8,382,911
Trust 2004-W2 5A, 7.50%, 3/25/44	17,044,542	18,136,467
Trust 2004-W8 3A, 7.50%, 6/25/44	2,349,466	2,499,980
Series 2009-11 MP, 7.00%, 3/25/49	114,495,198	122,165,037

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac
Series 2100 GS, 6.50%, 12/15/13	$4,379,608	$4,616,947
Series 2430 UC, 6.00%, 9/15/16	6,263,644	6,396,652
Series 1078 GZ, 6.50%, 5/15/21	825,911	864,922
Series (GN) 16 PK, 7.00%, 8/25/23	10,006,002	10,760,231
Series T-48 1A4, 5.538%, 7/25/33	62,439,964	64,332,707
Series T-051 1A, 6.50%, 9/25/43	398,922	414,131
Series T-59 1A1, 6.50%, 10/25/43	25,186,417	25,385,011

		367,269,288
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 7.7%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	13,205,791	13,763,791
Fannie Mae, 15 Year
6.00%, 3/1/14-3/1/22	98,998,352	104,142,365
6.50%, 1/1/13-11/1/18	98,559,815	103,485,457
7.00%, 7/1/11-11/1/18	7,295,431	7,588,737
7.50%, 9/1/15-8/1/17	33,746,499	35,545,086
Fannie Mae, 20 Year
6.50%, 1/1/22-10/1/26	22,093,394	23,325,775
Fannie Mae, 30 Year
6.50%, 12/1/32-11/1/37	263,928,242	278,512,516
7.00%, 8/1/37	22,319,988	23,770,755
7.50%, 8/1/10	6,604	6,757
Fannie Mae, Hybrid ARM
4.665%, 9/1/34	12,205,166	12,519,401
4.747%, 1/1/35	8,508,646	8,786,210
4.761%, 12/1/34	13,577,975	13,843,398
4.824%, 8/1/35	9,061,900	9,243,336
4.906%, 1/1/35	6,514,349	6,651,964
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	325,882	332,858
Pool 555162, 4.826%, 1/1/13	14,748,972	15,433,794
Pool 760762, 4.89%, 4/1/12	16,115,000	16,621,245
Pool 555316, 4.918%, 2/1/13	4,249,086	4,432,408
Pool 735387, 4.921%, 4/1/15	12,071,342	12,706,419
Pool 555148, 4.977%, 1/1/13	3,638,226	3,815,443
Pool 555806, 5.098%, 10/1/13	3,058,408	3,235,166
Pool 461628, 5.32%, 4/1/14	10,173,882	10,890,341
Pool 462086, 5.355%, 11/1/15	20,816,110	22,288,497
Pool 545316, 5.629%, 12/1/11	4,678,158	4,943,912
Pool 545387, 5.896%, 1/1/12	5,484,278	5,836,506
Pool 545685, 5.932%, 4/1/12	22,886,409	24,162,311
Pool 545258, 5.942%, 11/1/11	849,895	899,147
Freddie Mac, 30 Year
8.00%, 11/1/10	6	6
8.75%, 5/1/10	2,039	2,076
Freddie Mac Gold, 15 Year
6.00%, 10/1/13-10/1/18	33,074,756	34,586,349
6.50%, 7/1/14-3/1/18	40,370,142	42,331,097
7.00%, 8/1/09-4/1/15	188,779	195,421
7.75%, 7/25/21	1,172,224	1,250,862

	PAR VALUE	VALUE
Freddie Mac Gold, 20 Year 6.50%, 10/1/26	$41,098,993	$43,562,891
Freddie Mac Gold, 30 Year
6.50%, 9/1/18-4/1/33	49,815,850	52,906,925
7.47%, 3/17/23	336,616	358,656
8.50%, 1/1/23	11,205	12,050
Freddie Mac Gold, Hybrid ARM
3.797%, 5/1/34	14,007,299	14,098,346
4.798%, 10/1/35	677,577	695,465
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	3,468,331	3,715,163
7.97%, 4/15/20-1/15/21	1,843,855	1,984,525

		962,483,427
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	2,875,026	3,031,446

		1,332,784,161
ASSET-BACKED SECURITIES: 0.2%
STUDENT LOAN: 0.2%
SLM Student Loan Trust
Series 2006-09 A2, 1.159%, 4/25/17	8,379,433	8,293,301
Series 2006-10 A2, 1.169%, 10/25/17	8,238,122	8,230,280

		16,523,581
CORPORATE: 17.6%
FINANCIALS: 8.1%
American International Group, Inc.(d) 8.25%, 8/15/18	29,000,000	12,408,984
Bank of America Corp.
5.30%, 3/15/17	42,000,000	30,862,566
8.00%, 12/15/26(c)	17,355,000	7,332,192
5.625%, 3/8/35(c)	10,000,000	4,161,416
6.625%, 5/23/36(c)	41,040,000	18,689,092
Boston Properties, Inc.
6.25%, 1/15/13	27,070,000	22,722,775
5.625%, 4/15/15	29,500,000	22,766,327
5.00%, 6/1/15	2,890,000	2,140,558
Capital One Financial Corp. 6.75%, 9/15/17	60,630,000	50,829,358
CIGNA Corp.
7.65%, 3/1/23	9,745,000	8,404,702
7.875%, 5/15/27	12,970,000	10,363,523
8.30%, 1/15/33	9,050,000	7,302,544
6.15%, 11/15/36	5,500,000	3,865,906
Citigroup, Inc. 6.125%, 11/21/17	35,000,000	30,345,210
General Electric Co. 1.30%, 11/1/12	190,000,000	153,272,780
GMAC, LLC(d)
6.875%, 9/15/11	157,385,000	111,840,929
8.00%, 11/1/31	166,912,000	80,311,378

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Health Net, Inc. 6.375%, 6/1/17	$18,675,000	$12,932,437
HSBC Holdings PLC(b) (United Kingdom)
6.50%, 5/2/36	23,000,000	18,983,855
6.50%, 9/15/37	45,000,000	36,825,660
JPMorgan Chase & Co
8.75%, 9/1/30.(c)	28,187,000	20,503,676
5.85%, 8/1/35.(c)	5,955,000	3,393,294
Kaupthing Bank hf.(b),(d),(g) (Iceland) 7.125%, 5/19/16	65,060,000	6,506
Liberty Mutual Group, Inc.(d) 4.875%, 2/1/10	15,131,000	14,651,787
SLM Corp. 8.45%, 6/15/18	50,000,000	27,006,400
Travelers Cos., Inc.
5.00%, 3/15/13	9,750,000	9,641,655
6.25%, 6/20/16	9,735,000	9,884,524
Unum Group
7.625%, 3/1/11	8,426,000	8,385,016
6.85%, 11/15/15(d)	10,200,000	8,087,692
7.19%, 2/1/28	8,500,000	5,331,268
7.25%, 3/15/28	12,130,000	7,979,295
6.75%, 12/15/28	11,633,000	7,312,667
WellPoint, Inc.
5.00%, 12/15/14	13,070,000	12,456,120
5.25%, 1/15/16	40,000,000	36,498,240
Wells Fargo & Co.
1.255%, 4/23/12	186,000,000	156,686,011
6.00%, 11/15/17	46,000,000	40,133,988

		1,014,320,331
INDUSTRIALS: 7.6%
BHP Billiton Ltd.(b) (Australia) 5.50%, 4/1/14	20,000,000	20,137,880
Boston Scientific Corp.
5.45%, 6/15/14	19,385,000	17,737,275
6.25%, 11/15/15	1,075,000	997,062
6.40%, 6/15/16	21,905,000	20,371,650
Comcast Corp.
5.30%, 1/15/14	51,875,000	50,362,532
5.85%, 11/15/15	26,500,000	25,424,100
5.90%, 3/15/16	3,180,000	3,071,766
Cox Communications, Inc.
5.45%, 12/15/14	75,530,000	67,934,628
5.50%, 10/1/15	4,815,000	4,266,605
5.875%, 12/1/16(d)	25,145,000	22,298,335
8.375%, 3/1/39(d)	6,400,000	6,004,800

	PAR VALUE	VALUE
Dillard’s, Inc.
7.85%, 10/1/12	$14,000,000	$7,700,000
7.13%, 8/1/18	10,831,000	3,790,850
7.875%, 1/1/23	8,860,000	2,923,800
7.75%, 7/15/26	50,000	15,062
7.75%, 5/15/27	550,000	181,500
7.00%, 12/1/28	15,490,000	4,511,462
Dow Chemical Co.
4.027%, 9/30/09(d)	33,950,000	33,564,566
7.375%, 11/1/29	18,170,000	11,714,163
Ford Motor Credit Co.(h)
7.375%, 2/1/11	166,700,000	125,976,690
7.25%, 10/25/11	83,160,000	59,875,200
HCA, Inc.
7.875%, 2/1/11	23,798,000	23,024,565
6.95%, 5/1/12	50,090,000	45,331,450
6.30%, 10/1/12	8,400,000	7,014,000
6.25%, 2/15/13	32,740,000	24,391,300
6.75%, 7/15/13	13,690,000	10,233,275
5.75%, 3/15/14	15,070,000	9,870,850
6.50%, 2/15/16	7,432,000	4,886,540
Hewlett-Packard Co. 6.125%, 3/1/14	13,450,000	14,323,618
Lafarge SA(b) (France) 6.50%, 7/15/16	33,715,000	24,611,950
Liberty Media Corp.
8.50%, 7/15/29	9,682,000	5,406,235
8.25%, 2/1/30	7,461,000	4,053,942
Macy’s, Inc.
7.625%, 8/15/13	5,900,000	4,298,965
7.45%, 10/15/16	11,675,000	7,765,848
6.65%, 7/15/24	12,895,000	6,939,083
6.90%, 4/1/29	8,080,000	4,076,085
6.90%, 1/15/32	55,984,000	30,249,891
6.70%, 7/15/34	8,380,000	4,628,794
Reed Elsevier PLC(b) (United Kingdom) 8.625%, 1/15/19	20,000,000	20,506,200
Sprint Nextel Corp.
6.00%, 12/1/16	25,585,000	18,293,275
6.875%, 11/15/28	10,085,000	6,101,425
Time Warner Cable, Inc. 8.75%, 2/14/19	8,000,000	8,494,608
Time Warner, Inc.
7.625%, 4/15/31	61,555,000	55,000,931
7.70%, 5/1/32	30,690,000	27,597,553
Xerox Corp. 6.875%, 8/15/11	96,380,000	91,972,350

		947,932,659

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
TRANSPORTATION: 1.9%
Burlington Northern Santa Fe Corp.
8.251%, 1/15/21	$1,253,469	$1,366,580
4.967%, 4/1/23	12,468,982	11,423,213
5.72%, 1/15/24	21,546,435	21,190,317
5.629%, 4/1/24	27,296,161	26,663,336
5.342%, 4/1/24	17,629,321	16,659,519
5.996%, 4/1/24	23,750,283	24,463,454
CSX Corp. 9.75%, 6/15/20	5,351,000	5,557,982
FedEx Corp.
7.375%, 1/15/14	9,000,000	9,541,314
8.00%, 1/15/19	7,125,000	7,498,742
6.72%, 7/15/23	15,409,032	14,993,685
Norfolk Southern Corp.
7.70%, 5/15/17	5,955,000	6,642,475
9.75%, 6/15/20	7,389,000	8,549,272
Union Pacific Corp.
6.50%, 4/15/12	3,550,000	3,696,306
6.33%, 1/2/20	26,685,286	28,097,711
5.866%, 7/2/30	36,014,966	33,266,333
6.176%, 1/2/31	11,971,951	11,822,038

		231,432,277

		2,193,685,267

TOTAL FIXED INCOME SECURITIES (Cost $4,262,950,530)		$3,758,131,874

SHORT-TERM INVESTMENTS: 2.9%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$37,187,970	$37,187,970

REPURCHASE AGREEMENT: 2.6%
Fixed Income Clearing Corporation(f) 0.14%, 4/1/09, maturity value $331,073,288	331,072,000	331,072,000

TOTAL SHORT-TERM INVESTMENTS (Cost $368,259,970)		$368,259,970

TOTAL INVESTMENTS (Cost $18,132,380,633)	99.5%	$12,396,760,274
OTHER ASSETS LESS LIABILITIES	0.5%	56,908,207

NET ASSETS	100.0%	$12,453,668,481

(a)	Non-income producing
(b)	Security denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, all such securities in total represented $305,462,443 or 2.5% of net assets.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Freddie Mac 0.00%, 12/31/09. Total collateral value is $337,698,025.
(g)

Non-income producing / security in default. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority, which has appointed a resolution committee to oversee the affairs of Kaupthing, including supervision of its assets and business operations.

(h)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depositary Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices, interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$8,307,556,400
Level 2: Other Significant Observable Inputs	4,089,203,874
Level 3: Significant Unobservable Inputs	—

Total	$12,396,760,274

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax $18,142,157,865. Net unrealized depreciation aggregated $5,745,397,591, of which $671,040,110 represented appreciated securities and $6,416,437,701 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

DODGE & COX INCOME FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES: 97.9%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 4.8%
U.S. TREASURY: 1.8%
U.S. Treasury Notes 3.625%, 7/15/09	$240,000,000	$242,362,560

GOVERNMENT RELATED: 3.0%
Small Business Administration – 504 Program
Series 91-20K, 8.25%, 11/1/11	106,897	109,035
Series 92-20B, 8.10%, 2/1/12	163,791	168,494
Series 92-20C, 8.20%, 3/1/12	318,742	328,947
Series 92-20D, 8.20%, 4/1/12	217,412	221,172
Series 92-20G, 7.60%, 7/1/12	516,474	526,396
Series 92-20H, 7.40%, 8/1/12	352,699	362,482
Series 92-20I, 7.05%, 9/1/12	384,233	395,516
Series 92-20J, 7.00%, 10/1/12	586,195	596,282
Series 92-20K, 7.55%, 11/1/12	642,649	655,824
Series 92-20L, 7.45%, 12/1/12	312,022	319,438
Series 93-20B, 7.00%, 2/1/13	369,410	380,138
Series 93-20C, 6.50%, 3/1/13	1,450,430	1,494,027
Series 93-20D, 6.75%, 4/1/13	541,198	552,737
Series 93-20E, 6.55%, 5/1/13	2,064,428	2,113,913
Series 93-20F, 6.65%, 6/1/13	738,967	759,018
Series 93-20L, 6.30%, 12/1/13	1,027,746	1,061,997
Series 94-20A, 6.50%, 1/1/14	1,257,421	1,299,779
Series 94-20D, 7.70%, 4/1/14	344,236	358,686
Series 94-20E, 7.75%, 5/1/14	1,242,125	1,299,964
Series 94-20F, 7.60%, 6/1/14	714,438	749,954
Series 94-20G, 8.00%, 7/1/14	559,398	587,824
Series 94-20H, 7.95%, 8/1/14	444,061	471,088
Series 94-20I, 7.85%, 9/1/14	442,128	470,281
Series 94-20K, 8.65%, 11/1/14	506,121	541,018
Series 94-20L, 8.40%, 12/1/14	405,653	434,181
Series 95-20A, 8.50%, 1/1/15	160,055	170,858
Series 95-20C, 8.10%, 3/1/15	330,469	356,279
Series 97-20E, 7.30%, 5/1/17	881,801	953,594
Series 97-20J, 6.55%, 10/1/17	1,276,459	1,365,238
Series 98-20C, 6.35%, 3/1/18	4,909,605	5,252,358
Series 98-20H, 6.15%, 8/1/18	1,678,164	1,786,613
Series 98-20L, 5.80%, 12/1/18	1,191,670	1,251,872
Series 99-20C, 6.30%, 3/1/19	1,330,567	1,414,711
Series 99-20G, 7.00%, 7/1/19	3,087,633	3,332,028
Series 99-20I, 7.30%, 9/1/19	853,316	927,758
Series 01-20G, 6.625%, 7/1/21	8,512,915	9,279,417
Series 01-20L, 5.78%, 12/1/21	19,832,844	21,261,888
Series 02-20L, 5.10%, 12/1/22	5,371,074	5,688,970
Series 04-20L, 4.87%, 12/1/24	6,241,408	6,615,792
Series 05-20B, 4.625%, 2/1/25	8,340,942	8,749,713
Series 05-20E, 4.84%, 5/1/25	16,858,689	17,844,666
Series 05-20G, 4.75%, 7/1/25	15,435,098	16,329,640
Series 05-20I, 4.76%, 9/1/25	16,907,298	17,838,462
Series 06-20A, 5.21%, 1/1/26	17,545,456	18,694,446
Series 06-20B, 5.35%, 2/1/26	5,164,496	5,586,565
Series 06-20C, 5.57%, 3/1/26	26,162,979	28,563,840
Series 06-20G, 6.07%, 7/1/26	45,916,075	50,623,276

	PAR VALUE	VALUE
Series 06-20J, 5.37%, 10/1/26	$16,064,380	$17,375,196
Series 06-20L, 5.12%, 12/1/26	12,492,489	13,375,014
Series 07-20A, 5.32%, 1/1/27	24,960,023	26,956,169
Series 07-20C, 5.23%, 3/1/27	37,821,656	40,761,333
Series 07-20D, 5.32%, 4/1/27	40,088,646	43,269,732
Series 07-20G, 5.82%, 7/1/27	27,712,340	30,543,311

		412,426,930

		654,789,490
MORTGAGE-RELATED SECURITIES: 44.4%
FEDERAL AGENCY CMO & REMIC: 3.4%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	323,773	362,490
Trust 1997-2Z, 7.50%, 6/15/27	25,209,878	26,785,496
Trust 1998-1 1A, 8.189%, 3/15/28	945,055	1,006,780
Fannie Mae
Trust 1994-72 J, 6.00%, 6/25/23	1,703,394	1,710,991
Trust 1998-58 PX, 6.50%, 9/25/28	2,274,832	2,408,420
Trust 1998-58 PC, 6.50%, 10/25/28	12,936,393	13,778,974
Series 2001-69 PQ, 6.00%, 12/25/31	19,729,527	20,407,274
Trust 2002-33 A1, 7.00%, 6/25/32	4,596,898	4,924,427
Series 2008-24 GD, 6.50%, 3/25/37	46,084,079	48,150,595
Trust 2001-T4 A1, 7.50%, 7/25/41	3,969,477	4,253,544
Trust 2001-T10 A1, 7.00%, 12/25/41	6,413,474	6,870,434
Trust 2002-90 A1, 6.50%, 6/25/42	8,510,917	8,984,337
Trust 2002-W6 2A1, 7.00%, 6/25/42	6,985,166	7,482,859
Trust 2002-W8 A2, 7.00%, 6/25/42	3,640,818	3,818,307
Trust 2003-W2 1A2, 7.00%, 7/25/42	21,772,734	22,834,155
Trust 2003-W4 3A, 7.00%, 10/25/42	6,710,381	7,037,512
Trust 2003-07 A1, 6.50%, 12/25/42	8,703,559	9,138,415
Trust 2003-W1 1A1, 6.50%, 12/25/42	13,719,133	14,482,260
Trust 2003-W1 2A, 7.50%, 12/25/42	6,184,105	6,626,659
Trust 2004-W2 5A, 7.50%, 3/25/44	26,989,896	28,718,949
Trust 2004-W8 3A, 7.50%, 6/25/44	17,055,555	18,148,185
Trust 2005-W1 1A3, 7.00%, 10/25/44	15,505,337	16,261,222
Trust 2001-79 BA, 7.00%, 3/25/45	1,939,740	2,077,946
Trust 2006-W1 1A1, 6.50%, 12/25/45	2,033,570	2,111,100
Trust 2006-W1 1A2, 7.00%, 12/25/45	13,472,891	14,129,695
Trust 2006-W1 1A3, 7.50%, 12/25/45	216,303	228,537
Trust 2006-W1 1A4, 8.00%, 12/25/45	15,833,416	16,976,399
Trust 2007-W10 1A, 6.15%, 8/25/47	89,999,850	93,278,526
Trust 2007-W10 2A, 6.135%, 8/25/47	24,579,249	25,378,834
Freddie Mac
Series 2439 LG, 6.00%, 9/15/30	3,076,014	3,100,743
Series 3312 AB, 6.50%, 6/15/32	28,354,510	30,024,891
Series T-48 1A, 7.085%, 7/25/33	6,131,855	6,427,031
Ginnie Mae Series 1999-29 PB, 7.25%, 7/16/28	1,058,191	1,074,374

		469,000,361
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 40.9%
Fannie Mae, 10 Year 6.00%, 11/1/16	13,277,735	13,683,351
Fannie Mae, 15 Year
5.50%, 9/1/14-1/1/22	326,564,677	342,483,272

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
6.00%, 4/1/13-3/1/23	$1,014,662,696	$1,065,487,082
6.50%, 11/1/12-11/1/18	123,455,076	129,622,014
7.00%, 12/1/10-12/1/11	380,822	391,208
7.50%, 11/1/14-8/1/17	11,495,651	12,109,598
Fannie Mae, 20 Year
6.00%, 2/1/28	55,373,834	58,027,873
6.50%, 4/1/19-10/1/24	45,501,430	48,341,150
Fannie Mae, 30 Year
6.00%, 11/1/28-3/1/36	299,936,526	315,542,108
6.50%, 12/1/32-5/1/38	715,289,490	753,732,888
7.00%, 4/1/32-12/1/37	293,437,926	312,546,539
8.00%, 1/1/12	48,380	50,675
Fannie Mae, Hybrid ARM
3.929%, 10/1/33	17,125,247	17,336,286
4.141%, 12/1/36	24,970,445	25,226,392
4.198%, 9/1/34	12,970,397	13,112,985
4.213%, 1/1/35	13,836,600	14,008,801
4.481%, 7/1/34	16,123,171	16,481,387
4.482%, 1/1/35	10,421,983	10,533,240
4.50%, 6/1/35-7/1/35	18,821,309	19,293,194
4.525%, 8/1/34	18,905,786	19,060,352
4.596%, 10/1/34	16,356,918	16,716,927
4.643%, 8/1/35	16,854,656	17,288,515
4.647%, 1/1/36	27,107,499	27,835,254
4.677%, 8/1/34	3,567,371	3,556,930
4.726%, 7/1/35	13,432,056	13,763,839
4.739%, 7/1/35	12,600,672	12,915,872
4.762%, 10/1/35	23,679,028	24,321,233
4.777%, 1/1/36	21,762,146	22,117,151
4.787%, 8/1/35	42,346,356	43,432,946
4.825%, 11/1/36	17,174,244	17,609,060
4.86%, 12/1/35	15,904,959	16,281,296
4.91%, 10/1/35	12,040,917	12,336,404
4.986%, 4/1/35	21,298,464	21,862,766
4.997%, 9/1/35	16,568,337	17,034,213
5.076%, 7/1/35	15,129,022	15,585,542
5.215%, 1/1/37	25,968,833	26,780,878
5.273%, 11/1/35	14,571,109	14,809,577
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	14,185,842
Pool 555162, 4.826%, 1/1/13	14,432,923	15,103,069
Pool 555191, 4.858%, 2/1/13	14,578,779	15,275,686
Pool 545892, 5.235%, 10/1/12	42,891,445	45,279,603
Pool 888559, 5.425%, 6/1/17	36,445,674	38,515,978
Pool 888015, 5.548%, 11/1/16	47,688,872	51,946,023
Pool 555172, 5.678%, 12/1/12	2,505,193	2,654,386
Pool 545987, 5.834%, 9/1/12	18,778,472	20,144,223
Pool 545685, 5.932%, 4/1/12	21,801,314	23,016,722
Pool 545708, 6.046%, 5/1/12	1,855,789	1,980,580
Pool 545547, 6.094%, 3/1/12	12,375,672	13,276,532
Pool 545527, 6.114%, 2/1/12	8,729,701	9,348,578
Pool 545209, 6.13%, 10/1/11	23,555,566	24,961,182
Pool 545059, 6.224%, 5/1/11	21,971,722	23,135,957

	PAR VALUE	VALUE
Pool 545179, 6.253%, 9/1/11	$16,530,609	$17,522,887
Pool 323822, 6.379%, 7/1/09	1,159,482	1,157,488
Freddie Mac Gold, 10 Year 6.00%, 9/1/16	6,387,906	6,732,720
Freddie Mac Gold, 15 Year
5.50%, 11/1/13-10/1/20	113,053,533	118,278,132
6.00%, 4/1/13-11/1/23	317,766,955	333,440,990
6.50%, 2/1/11-9/1/18	44,782,195	47,033,645
7.00%, 12/1/11-3/1/12	531,825	545,599
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	57,504,857	59,970,060
6.00%, 7/1/25	13,311,002	14,013,235
6.50%, 7/1/21-10/1/26	33,490,189	35,512,462
Freddie Mac Gold, 30 Year
6.00%, 2/1/33	33,016,383	34,756,514
6.50%, 5/1/17-3/1/38	389,048,544	410,439,348
7.00%, 4/1/31	16,801,011	18,150,580
7.90%, 2/17/21	2,018,360	2,158,160
Freddie Mac Gold, Hybrid ARM
4.142%, 1/1/35	12,778,346	13,047,938
4.329%, 8/1/34	7,881,924	7,999,945
4.363%, 3/1/35	7,311,272	7,417,660
4.398%, 9/1/35	27,088,904	27,642,330
4.402%, 1/1/35	95,191,233	96,156,630
4.503%, 4/1/35	5,958,857	6,040,478
4.627%, 4/1/36	26,073,354	26,550,135
4.66%, 8/1/35	11,993,599	12,201,908
4.723%, 2/1/34	45,478,565	45,874,843
4.742%, 8/1/35	15,324,285	15,724,419
4.829%, 2/1/35	9,026,377	9,277,155
4.847%, 1/1/36	18,608,540	19,074,312
4.854%, 10/1/35	18,160,997	18,620,561
5.135%, 1/1/36	57,084,656	58,152,337
5.149%, 9/1/33	46,254,372	47,580,563
5.16%, 5/1/37	23,368,929	24,102,336
5.292%, 1/1/37	22,419,242	23,161,991
5.331%, 7/1/37	60,319,780	62,301,284
5.428%, 3/1/37	39,641,143	40,921,380
5.53%, 4/1/37	53,997,240	55,842,088
5.852%, 8/1/36	22,554,979	23,138,746
5.957%, 1/1/36	16,726,700	16,947,523
Ginnie Mae, 15 Year 7.00%, 4/15/09	180	181
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,624,325	1,736,961
7.50%, 9/15/17-5/15/25	5,254,555	5,628,642
7.80%, 6/15/20-1/15/21	1,408,913	1,507,546

		5,576,504,871
PRIVATE LABEL CMO & REMIC SECURITIES: 0.1%
GSMPS Mortgage Loan Trust(b)
Series 2004-4 1A4, 8.50%, 6/25/34	10,416,894	10,056,600

		6,055,561,832

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES: 2.2%
STUDENT LOAN: 2.2%
SLM Student Loan Trust
Series 2008-3 A1, 1.659%, 1/25/14	$10,046,907	$9,964,948
Series 2007-8 A1, 1.389%, 7/27/15	3,591,459	3,478,749
Series 2006-7 A2, 1.149%, 10/25/16	5,136,174	5,132,465
Series 2006-8 A2, 1.159%, 10/25/16	16,247,468	16,025,836
Series 2005-2 A4, 1.239%, 4/25/17	30,712,124	30,083,575
Series 2007-2 A2, 1.159%, 7/25/17	183,175,000	173,759,640
Series 2007-3 A2, 1.169%, 10/25/17	10,000,000	9,512,774
Series 2006-3A 4, 1.239%, 7/25/19	56,000,000	52,354,534

		300,312,521
CORPORATE: 46.5%
FINANCIALS: 15.2%
American International Group, Inc.(b) 8.25%, 8/15/18	78,800,000	33,718,205
Bank of America Corp.
5.30%, 3/15/17	105,000,000	77,156,415
8.00%, 12/15/26(a)	14,615,000	6,174,589
5.625%, 3/8/35(a)	21,450,000	8,926,237
6.625%, 5/23/36(a)	64,470,000	29,358,815
Boston Properties, Inc.
6.25%, 1/15/13	74,643,000	62,655,931
5.625%, 4/15/15	35,160,000	27,134,375
5.00%, 6/1/15	17,444,000	12,920,377
2.875%, 2/15/37	27,250,000	21,635,274
Capital One Financial Corp. 6.75%, 9/15/17	130,225,000	109,174,553
CIGNA Corp.
7.00%, 1/15/11	13,665,000	13,502,100
6.375%, 10/15/11	28,755,000	27,895,513
7.65%, 3/1/23	3,597,000	3,102,279
7.875%, 5/15/27	27,840,000	22,245,218
8.30%, 1/15/33	7,445,000	6,007,452
6.15%, 11/15/36	38,000,000	26,709,896
Citigroup, Inc.
6.125%, 11/21/17	77,115,000	66,859,168
2.938%, 5/15/18	161,000,000	100,845,335
GMAC, LLC(b)
6.875%, 9/15/11	365,615,000	259,813,331
6.875%, 8/28/12	35,495,000	23,426,700
8.00%, 11/1/31	124,120,000	59,721,579
Health Net, Inc. 6.375%, 6/1/17	46,160,000	31,965,800
HSBC Holdings PLC(c) (United Kingdom)
6.50%, 5/2/36	41,875,000	34,562,997
6.50%, 9/15/37	78,475,000	64,219,859
JPMorgan Chase & Co.
8.75%, 9/1/30(a)	26,480,000	19,261,976
5.875%, 3/15/35(a)	14,625,000	8,383,840
5.85%, 8/1/35(a)	22,090,000	12,587,382
Kaupthing Bank hf.(b),(c),(e) (Iceland) 7.125%, 5/19/16	118,913,000	11,891

	PAR VALUE	VALUE
Liberty Mutual Group, Inc.(b)
4.875%, 2/1/10	$15,225,000	$14,742,810
7.25%, 9/1/12	18,122,000	16,109,586
SLM Corp. 8.45%, 6/15/18	124,500,000	67,245,936
Travelers Cos., Inc.
8.125%, 4/15/10	21,575,000	21,814,504
5.00%, 3/15/13	17,118,000	16,927,780
5.50%, 12/1/15	14,152,000	13,932,137
6.25%, 6/20/16	44,360,000	45,041,345
5.75%, 12/15/17	36,040,000	35,225,028
Unum Group
7.625%, 3/1/11	11,496,000	11,440,083
6.85%, 11/15/15(b)	21,150,000	16,770,068
7.19%, 2/1/28	11,640,000	7,300,701
7.25%, 3/15/28	25,730,000	16,925,577
6.75%, 12/15/28	8,005,000	5,032,055
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	7,857,611
5.00%, 12/15/14	15,685,000	14,948,297
5.25%, 1/15/16	121,540,000	110,899,902
7.00%, 2/15/19	34,760,000	34,778,736
Wells Fargo & Co.
1.255%, 4/23/12	154,790,000	130,394,773
2.94%, 5/1/13	166,000,000	140,496,354
6.00%, 11/15/17	80,000,000	69,798,240
5.625%, 12/11/17	39,145,000	35,716,368
5.75%, 2/1/18	84,060,000	74,466,737

		2,077,841,715
INDUSTRIALS: 27.1%
AT&T, Inc. 8.00%, 11/15/31	160,005,000	173,795,031
BHP Billiton Ltd.(c) (Australia) 5.50%, 4/1/14	73,575,000	74,082,226
Boston Scientific Corp.
5.45%, 6/15/14	51,258,000	46,901,070
6.25%, 11/15/15	15,000,000	13,912,500
6.40%, 6/15/16	66,687,000	62,018,910
Comcast Corp.
5.30%, 1/15/14	75,090,000	72,900,676
5.85%, 11/15/15	24,985,000	23,970,609
5.90%, 3/15/16	41,765,000	40,343,486
6.50%, 1/15/17	42,020,000	41,596,228
6.30%, 11/15/17	31,370,000	30,523,732
5.875%, 2/15/18	58,260,000	55,393,317
6.45%, 3/15/37	3,120,000	2,725,788
6.95%, 8/15/37	16,599,000	15,457,188
6.40%, 5/15/38	12,600,000	10,993,853
Covidien Ltd. 6.00%, 10/15/17	32,700,000	33,165,190
Cox Communications, Inc.
5.45%, 12/15/14	114,974,000	103,412,100
5.875%, 12/1/16(b)	78,390,000	69,515,468

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
9.375%, 1/15/19(b)	$88,095,000	$94,380,314
8.375%, 3/1/39(b)	57,000,000	53,480,250
Dillard’s, Inc.
9.50%, 9/1/09	550,000	537,625
7.85%, 10/1/12	1,900,000	1,045,000
7.13%, 8/1/18	24,015,000	8,405,250
7.75%, 7/15/26	21,666,000	6,526,883
7.75%, 5/15/27	12,903,000	4,257,990
7.00%, 12/1/28	28,825,000	8,395,281
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	53,472,950
6.00%, 10/1/12	9,875,000	8,500,669
7.375%, 11/1/29	48,884,000	31,515,417
Ford Motor Credit Co.(f)
7.375%, 2/1/11	305,048,000	230,527,519
7.25%, 10/25/11	234,430,000	168,789,600
7.80%, 6/1/12	38,625,000	26,844,375
7.00%, 10/1/13	2,070,000	1,384,130
General Electric Co. 5.00%, 2/1/13	31,739,000	31,742,555
HCA, Inc.
8.75%, 9/1/10	54,920,000	54,645,400
7.875%, 2/1/11	54,800,000	53,019,000
6.95%, 5/1/12	147,133,000	133,155,365
6.30%, 10/1/12	32,100,000	26,803,500
6.25%, 2/15/13	39,655,000	29,542,975
6.75%, 7/15/13	29,463,000	22,023,593
5.75%, 3/15/14	28,700,000	18,798,500
6.50%, 2/15/16	19,690,000	12,946,175
Hewlett-Packard Co. 6.125%, 3/1/14	195,625,000	208,331,431
Lafarge SA(c) (France) 6.50%, 7/15/16	69,585,000	50,797,050
Liberty Media Corp.
8.50%, 7/15/29	12,043,000	6,724,570
8.25%, 2/1/30	29,445,000	15,998,970
Macy’s, Inc.
8.00%, 7/15/12	11,372,000	9,192,249
7.625%, 8/15/13	7,155,000	5,213,406
7.875%, 7/15/15	70,935,000	52,354,073
6.65%, 7/15/24	6,375,000	3,430,528
7.00%, 2/15/28	29,850,000	15,973,660
6.70%, 9/15/28	20,550,000	10,518,772
6.90%, 4/1/29	31,140,000	15,709,071
6.90%, 1/15/32	33,720,000	18,219,961
6.70%, 7/15/34	62,880,000	34,732,523
6.375%, 3/15/37	1,100,000	616,999
Nordstrom, Inc.
6.25%, 1/15/18	3,600,000	2,852,148
6.95%, 3/15/28	12,620,000	8,467,946
Pfizer, Inc. 4.45%, 3/15/12	93,630,000	96,172,335
Reed Elsevier PLC(c) (United Kingdom) 8.625%, 1/15/19	69,040,000	70,787,402

	PAR VALUE	VALUE
Roche Holdings, Ltd.(b),(c) (Switzerland)
4.50%, 3/1/12	$112,425,000	$114,442,804
6.00%, 3/1/19	65,675,000	67,596,716
Sprint Nextel Corp.
6.00%, 12/1/16	91,530,000	65,443,950
6.90%, 5/1/19	16,110,000	11,357,550
6.875%, 11/15/28	24,290,000	14,695,450
Time Warner Cable, Inc.
8.75%, 2/14/19	34,460,000	36,590,524
8.25%, 4/1/19	55,395,000	56,925,121
Time Warner, Inc.
7.625%, 4/15/31	197,133,000	176,143,264
7.70%, 5/1/32	155,313,000	139,663,041
Wyeth
5.50%, 2/1/14	110,715,000	116,296,807
5.50%, 2/15/16	15,000,000	15,357,955
5.45%, 4/1/17	47,445,000	47,475,223
Xerox Corp.
7.125%, 6/15/10	77,900,000	79,556,820
6.875%, 8/15/11	52,650,000	50,242,210
6.40%, 3/15/16	38,716,000	29,519,479
7.20%, 4/1/16	25,591,000	19,705,070
6.75%, 2/1/17	46,321,000	35,377,617
6.35%, 5/15/18	52,185,000	38,877,825

		3,692,808,208
TRANSPORTATION: 4.2%
Burlington Northern Santa Fe Corp.
4.30%, 7/1/13	7,883,000	7,632,809
4.875%, 1/15/15	7,835,000	7,385,961
7.57%, 1/2/21	19,791,972	20,701,728
8.251%, 1/15/21	6,639,468	7,238,603
5.72%, 1/15/24	26,121,631	25,689,894
5.629%, 4/1/24	40,719,225	39,775,205
5.342%, 4/1/24	9,499,294	8,976,731
5.996%, 4/1/24	51,723,386	53,276,530
CSX Corp.
9.75%, 6/15/20	10,272,000	10,669,331
6.251%, 1/15/23	22,073,281	21,121,002
FedEx Corp.
7.375%, 1/15/14	22,680,000	24,044,111
8.00%, 1/15/19	18,485,000	19,454,631
6.72%, 7/15/23	22,399,130	21,795,366
7.65%, 7/15/24	2,669,229	2,803,012
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	32,877,741
9.75%, 6/15/20	14,188,000	16,415,899
Union Pacific Corp.
6.50%, 4/15/12	12,337,000	12,845,445
5.375%, 5/1/14	22,886,000	23,013,384
4.875%, 1/15/15	10,764,000	10,271,310
6.85%, 1/2/19	6,851,499	7,334,676
7.875%, 1/15/19	11,875,000	13,095,976
6.70%, 2/23/19	8,477,208	9,058,793

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2009

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
7.60%, 1/2/20	$1,524,212	$1,604,866
6.125%, 2/15/20	47,300,000	46,039,833
6.061%, 1/17/23	16,040,251	15,820,209
4.698%, 1/2/24	5,845,024	5,268,333
5.082%, 1/2/29	10,617,815	10,243,377
5.866%, 7/2/30	59,703,067	55,146,577
6.176%, 1/2/31	41,075,347	40,560,999

		570,162,332

		6,340,812,255

TOTAL FIXED INCOME SECURITIES (Cost $14,335,218,452)		$13,351,476,098

PREFERRED STOCKS: 0.2%
FINANCIALS: 0.2%
DIVERSIFIED FINANCIALS: 0.2%
Preferred Blocker, Inc. (a subsidiary of GMAC, LLC)(b)	116,113	23,117,378

TOTAL PREFERRED STOCKS (Cost $23,222,600)		$23,117,378

SHORT-TERM INVESTMENTS: 0.7%

	PAR VALUE	VALUE
MONEY MARKET FUND: 0.3%
SSgA Prime Money Market Fund	$40,910,778	$40,910,778

REPURCHASE AGREEMENT: 0.4%
Fixed Income Clearing Corporation(d) 0.14%, 4/1/09, maturity value $56,952,221	56,952,000	56,952,000

TOTAL SHORT-TERM INVESTMENTS (Cost $97,862,778)		$97,862,778

TOTAL INVESTMENTS (Cost $14,456,303,830)	98.8%	$13,472,456,254
OTHER ASSETS LESS LIABILITIES	1.2%	157,848,975

NET ASSETS	100.0%	$13,630,305,229

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2009, all such securities in total represented $910,376,650 or 6.7% of net assets.

(c)	Security denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by Freddie Mac 0.00%, 12/31/09. Total collateral value is $58,093,075.
(e)

Non-income producing / security in default. On October 9, 2008, Kaupthing Bank requested protection under the Icelandic Financial Supervisory Authority, which has appointed a resolution committee to oversee the affairs of Kaupthing, including supervision of its assets and business operations.

(f)	Subsidiary (see Note below)

Note: Fixed income securities are grouped by parent company unless otherwise noted. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and pricing models. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and pricing models. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

▪	Level 1: Quoted prices in active markets for identical securities
▪	Level 2: Other significant observable inputs (including quoted prices for similar securities, market indices interest rates, credit risk, etc.)
▪	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2009:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$306,390,716
Level 2: Other Significant Observable Inputs	13,166,065,538
Level 3: Significant Unobservable Inputs	—

Total	$13,472,456,254

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2009, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $983,847,576, of which $283,719,893 represented appreciated securities and $1,267,567,469 represented depreciated securities.

Other. For more information please see the Fund’s most recent prospectus and annual report on the Fund’s website www.dodgeandcox.com.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant‘s principal executive officer and principal financial officer are aware of no changes in the registrant‘s internal control over financial reporting that occurred during the registrant‘s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

Date: May 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/s/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

By	/s/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date: May 14, 2009